Segmental reporting, Reconcilliation to Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended				18 Months Ended
	Oct. 31, 2019		Apr. 30, 2017		Oct. 31, 2018
Reconciliation to Adjusted EBITDA
(Loss)/profit before tax	$ (34.1)	[1]	$ 131.6		$ 34.1
Finance costs	282.4		96.8		350.4
Finance income	(26.6)		(1.0)		(7.7)
Share based compensation charge	68.8		31.5		64.3
Foreign exchange loss/(credit)	18.2		(2.9)		(37.4)
Total assets	14,294.8				16,780.6
Total liabilities	8,018.5				8,988.6
Reportable Segments [Member] | Micro Focus Product Portfolio [Member]
Reconciliation to Adjusted EBITDA
(Loss)/profit before tax	(34.1)		131.6	[2]	34.1
Finance costs	282.4		96.8	[2]	350.4
Finance income	(26.6)		(1.0)	[2]	(7.7)
Depreciation of property, plant and equipment	66.5		9.7	[2]	88.6
Amortization of intangible assets	716.5		206.7	[2]	903.1
Exceptional items (reported in Operating profit)	294.2		97.2	[2]	538.2
Share based compensation charge	68.8		31.5	[2]	64.3
Product development, intangible costs capitalized	(16.5)		(27.6)	[2]	(44.4)
Foreign exchange loss/(credit)	11.3		(2.9)	[2]	(37.4)
Adjusted EBITDA	$ 1,362.5		$ 542.0	[2]	$ 1,889.2

[1]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.
[2]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)